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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 2008



CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:



THIS AMENDMENT (CHECK ONLY ONE.):

/_/ IS A RESTATEMENT.

/_/ ADDS NEW HOLDINGS ENTRIES.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



NAME: ATKINSON INVESTMENT MANAGEMENT, LLC

ADDRESS: 100 OVERLOOK CENTER, 2(ND) FLOOR PRINCETON, NJ 08540



FORM 13F FILE NUMBER: 28-13488



THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM

IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED

TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND

COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,

SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:



NAME: MICHAEL D. ATKINSON

TITLE: MEMBER, ATKINSON INVESTMENT MANAGEMENT LLC

PHONE: (609) 731-2734



SIGNATURE, PLACE, AND DATE OF SIGNING:



/s/Michael D. Atkinson

-----------------------

MICHAEL D. ATKINSON

PRINCETON, NJ

APRIL 6, 2009







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REPORT TYPE (CHECK ONLY ONE.):



/X/ 13F HOLDINGS REPORT. (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER

ARE REPORTED IN THIS REPORT.)



/_/ 13F NOTICE. (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL

HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)



/_/ 13F COMBINATION REPORT. (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS

REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY

OTHER REPORTING MANAGER(S).)



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FORM 13F SUMMARY PAGE



REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:



NONE



FORM 13F INFORMATION TABLE ENTRY TOTAL:

23



FORM 13F INFORMATION TABLE VALUE TOTAL:

$83,345 (THOUSANDS)



LIST OF OTHER INCLUDED MANAGERS:



PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF ALL

INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED,

OTHER THAN THE MANAGER FILING THIS REPORT.



NONE.







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



FORM 13F INFORMATION TABLE

AS OF JUNE 30, 2008

ATKINSON INVESTMENT MANAGEMENT LLC

                                                 AMOUNT

                                                 AND

                     TITLE OF            MARKET TYPE OF INVESTMENT OTHER     VOTING

NAME OF ISSUER       CLASS     CUSIP     VALUE SECURITY* DISCRETION MANAGERS AUTHORITY

                                         (X1000)        SOLE                 SOLE

ABB LTD              Sponsored 000375204 2690    95000  95000                95000

                     ADR

BP PLC               Sponsored 055622104 4154    59715  59715                59715

                     ADR

CVS CAREMARK CORP    Common    126650100 5328    134660 134660               134660

COCA COLA CO         Common    191216100 4165    80121  80121                80121

COLGATE PALMOLIVE CO Common    194162103 2527    36571  36571                36571

DEVON ENERGY CORP    Common    25179M103 1537    12791  12791                12791

NEW

DOVER CORP           Common    260003108 3590    74210  74210                74210

EMERSON ELEC CO      Common    291011104 5384    108877 108877               108877

FPL GROUP INC        Common    302571104 3951    60250  60250                60250

FAMOUS DAVES AMER    Common    307068106 296     38474  38474                38474

INC

FLUOR CORP NEW       Common    343412102 8359    44920  44920                44920

GENERAL ELECTRIC CO  Common    369604103 5512    206532 206532               206532

GOOGLE INC           CL A      38259P508 1825    3467   3467                 3467

HORMEL FOODS CORP    Common    440452100 913     26367  26367                26367

JOHNSONS CTRLS INC   Common    478366107 1577    55000  55000                55000

ISHARES TR           MSCI      464287234 3393    25000  25000                25000

                     EMERGMKT

MCGRAW HILL COS INC  Common    580645109 3082    76820  76820                76820

PEPSICO INC          Common    713448108 5384    84663  84663                84663

PROCTER & GAMBLE CO  Common    742718109 4679    76949  76949                76949

SCHLUMBERGER LTD     Common    806857108 7097    66061  66061                66061

TEREX CORP NEW       Common    880779103 1541    30000  30000                30000

TOTAL S A            Sponsored 89151E109 4921    57711  57711                57711

                     ADR




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



WYETH Common 983024100 1439 30000 30000     30000




*ALL OF THE SECURITIES LISTED WITHIN THIS COLUMN ARE STATED AS "SH."